OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER ASSETS

16)	OTHER ASSETS

	R$ thousands
	On December 31, 2025	On December 31, 2024
Financial assets (1) (2)	73,426,822	81,195,242
Foreign exchange transactions (3)	31,881,934	44,132,289
Debtors for guarantee deposits (4)	23,808,198	21,743,293
Securities trading	6,014,189	5,848,323
Trade and credit receivables	5,904,620	6,032,514
Receivables	5,817,881	3,438,823
Other assets	17,284,492	15,824,815
Other debtors	5,170,650	5,777,906
Prepaid expenses	5,081,590	3,568,136
Interbank and interdepartmental accounts	139,613	224,343
Other (5)	6,892,639	6,254,430
Total	90,711,314	97,020,057
(1)	Financial assets accounted for at amortized cost;
(2)	In the year ended December 31, 2025 and in the year ended December 31, 2024, there were no expected credit losses for other financial assets;
(3)	Mainly refers to purchases in foreign currency made by the Organization on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
(4)	Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature; and
(5)	Primarily includes material in inventory, amounts receivable, other advances, advances and payments to be reimbursed and investment property.